Award Timing Disclosure	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	While we do not have a formal written policy in place with regard to the timing of awards of options in relation to the disclosure of material nonpublic information, the Compensation Committee does not seek to time equity grants to take advantage of information, either positive or negative, about our company that has not been publicly disclosed. It has been our practice to grant equity awards to our officers and directors upon their appointment. We intend to issue equity grants to our officers and/or directors at the same time each year, in connection with our first meeting of the Board of Directors each fiscal year. Option grants are effective on the date the award determination is made by the Compensation Committee, and the exercise price of options is the closing market price of our Common Stock on the business day of the grant or, if the grant is made on a weekend or holiday, on the prior business day.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
Name	Grant date	Number of securities underlying the award	Exercise price of the award per share	Grant date fair value of the award

Percentage change in the
closing market price of
the securities underlying
the award between the
trading day ending
immediately prior to the
disclosure of material
nonpublic information and
the trading day beginning
immediately following
the disclosure of material
nonpublic information

James J. Ferguson	02/05/25	60,000	$19.75	$778,920	(6.44)%

James J. Ferguson [Member]
Awards Close in Time to MNPI Disclosures
Name	James J. Ferguson
Underlying Securities	60,000
Exercise Price | $ / shares	$ 19.75
Fair Value as of Grant Date | $	$ 778,920
Underlying Security Market Price Change	0.0644